EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

18. Employee retention allowance

The following table summarizes information about changes to the Company's employee retention provision during the years ended December 31, 2022 and 2021.

$
Balance at December 31, 2020	184,159
Foreign exchange adjustment	792
Balance at December 31, 2021	184,951
Foreign exchange adjustment	(11,841)
Balance at December 31, 2022	173,110